PROVISIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for reduced warranty claims	$ 50,000
Legal proceedings provision	0	$ 735,000
Additional Restructuring Costs	1,100,000	2,500,000
Recognised provision	1,126,000	2,529,000	$ 50,000
Provision utilised as part of the settlement	1,316,000	0
Site Transfer Costs Related To The Impairment Of Plant & Equipment [Member]
Disclosure of other provisions [line items]
Additional Restructuring Costs	1,100,000
Paycheck Protection Program (PPP) loans
Disclosure of other provisions [line items]
Recognised provision	0	$ 700,000
Provision utilised as part of the settlement	300,000
Once‑off costs, Credit recognised	200,000
Other finance costs, Credit recognised	$ 200,000